8. BIOLOGICAL ASSETS: Schedule of Biological Assets (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Biological Assets

Carrying amount, beginning of year	2020	2019

Acquired from MAG acquisition	$26,842	$-
Capitalized cost	12,606,343	-
Fair value adjustment	(543,116)	-
Transferred to inventory	(12,090,069)	-
Carrying value, end of year	$-	$-